Segment Information	12 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Segment Information	Segment Information
Our operating segments are based upon the manner in which our operations are managed and the availability of separate financial information reported internally to the Chief Executive Officer, who is our Chief Operating Decision Maker (“CODM”) for purposes of making decisions about how to allocate resources and assess performance.
Reportable Segment Changes
During the fourth quarter of fiscal 2019, we revised our internal organizational and reporting structure resulting in changes to our Upload and Print reportable segment. Due to the organizational changes, our Upload and Print reportable segment have been split into two separate operating and reportable segments, PrintBrothers and The Print Group. These changes in reporting structure are intended to position leaders closer to operations of the businesses, to lower costs, and to drive culture, priorities and technologies that improve customer and financial outcomes. We have revised our presentation of all prior periods presented to reflect our revised segment reporting.

During the first quarter of fiscal 2020, we revised our internal organizational and reporting structure leading to changes in our Vistaprint and All Other Businesses reportable segments. Our Vistaprint Corporate Solutions, Vistaprint India, and Vistaprint Japan businesses, which were previously aggregated based on materiality in our All Other Businesses, are now directly managed within the Vistaprint business. These businesses are close derivatives or adjacencies of the Vistaprint business and leverage the Vistaprint brand, customers, technology, and/or other assets. This change in reporting structure will position them closer to the Vistaprint operations, capabilities, and resources. We have revised our presentation of all prior periods presented to reflect our revised segment reporting. Refer to Note 8 for details of the reclassification of goodwill based on the changes in our reportable segments.
As of June 30, 2019, we have numerous operating segments under our management reporting structure which are reported in the following five reportable segments:

•
Vistaprint - Includes the operations of our global Vistaprint websites and our Webs-branded business, which is managed with the Vistaprint-branded digital business in the previously listed geographies. Also included is our Vistaprint Corporate Solutions business which serves medium-sized businesses and large corporations, as well as a legacy revenue stream with retail partners and franchise businesses.

•	PrintBrothers - Includes the results of our druck.at, Printdeal, and WIRmachenDRUCK businesses.

•	The Print Group - Includes the results of our Easyflyer, Exagroup, Pixartprinting, and Tradeprint businesses.

•	National Pen - Includes the global operations of our National Pen business, which manufactures and markets custom writing instruments and promotional products, apparel and gifts.

•	All Other Businesses - Includes a collection of businesses grouped together based on materiality:

◦	BuildASign is an internet-based provider of canvas-print wall décor, business signage and other large-format printed products, based in Austin, Texas.

◦	Printi is an online printing leader in Brazil, which offers a superior customer experience with transparent and attractive pricing, reliable service and quality.

◦
VIDA is an innovative startup that brings manufacturing access and an e-commerce marketplace to artists, thereby enabling artists to convert ideas into beautiful, original products for customers, ranging from custom fashion, jewelry and accessories to home accent pieces.

◦
YSD is a startup operation that provides end-to-end mass customization solutions to brands and IP owners in China, supporting multiple channels including retail stores, websites, WeChat and e-commerce platforms to enhance brand awareness and competitiveness, and develop new markets.

◦	Albumprinter through its divestiture date of August 31, 2017.
Central and corporate costs consist primarily of the team of software engineers that is building our mass customization platform; shared service organizations such as global procurement; technology services such as hosting and security; administrative costs of our Cimpress India offices where numerous Cimpress businesses have dedicated business-specific team members; and corporate functions including our Board of Directors, CEO, and the team members necessary for managing corporate activities, such as treasury, tax, capital allocation, financial consolidation, internal audit and legal. These costs also include certain unallocated share-based compensation costs.
For awards granted under our 2016 Performance Equity Plan, the PSU expense value is based on a Monte Carlo fair value analysis and is required to be expensed on an accelerated basis. In order to ensure comparability in measuring our businesses' results, we allocate the straight-line portion of the fixed grant value to our businesses. Any expense in excess of the amount as a result of the fair value measurement of the PSUs and the accelerated expense profile of the awards is recognized within Central and corporate costs. All expense or benefit associated with our supplemental PSUs is recognized within Central and corporate costs.
Segment Profit Change
During the first quarter of fiscal 2020, we changed our segment profitability measure to an adjusted EBITDA metric, a non-GAAP measure. The financial metric that we use to hold our businesses accountable on an annual basis is unlevered free cash flow. Historically, we have reported segment profit based on adjusted net operating profit; however, this is not a direct input to unlevered free cash flow. We believe this change simplifies both our internal and external reporting, while also increasing the focus on a profitability metric that is a direct input into our internal operating measure, to our steady-state free cash flow analysis that we report annually and to our estimates of intrinsic value per share.
The primary difference between the segment profit we previously reported and the revised metric is depreciation and amortization. The prior adjusted NOP-based metric only removed amortization of acquired intangibles, and the new segment EBITDA metric removes all depreciation and amortization, except for depreciation expense related to our Waltham, Massachusetts lease, which we treat in our historical results as operating expense. The new segment EBITDA metric does include the cost of long-term incentive programs, including share-based compensation, just as the prior adjusted NOP-based metric.
For awards granted under our 2016 Performance Equity Plan, the PSU expense value is based on a Monte Carlo fair value analysis and is required to be expensed on an accelerated basis. In order to ensure comparability in measuring our businesses' results, we allocate the straight-line portion of the fixed grant value to our businesses. Any expense in excess of the amount as a result of the fair value measurement of the PSUs and the accelerated expense profile of the awards is recognized within Central and corporate costs. All expense or benefit associated with our supplemental PSUs is recognized within Central and corporate costs.
Our definition of segment EBITDA is GAAP operating income excluding certain items, such as depreciation and amortization (with the exception of depreciation expense associated with our Waltham, Massachusetts lease for periods prior to our adoption of the new leasing standard on July 1, 2019), expense recognized for contingent earn-out related charges including the changes in fair value of contingent consideration and compensation expense related to cash-based earn-out mechanisms dependent upon continued employment, share-based compensation related to investment consideration, certain impairment expense, and restructuring charges. For historical periods presented, a portion of the interest expense associated with our Waltham, Massachusetts lease is included as expense in segment EBITDA and allocated based on headcount to the appropriate business or corporate and global function. The interest expense represents a portion of the cash rent payment and is considered an operating expense for purposes of measuring our segment performance. We do not allocate non-operating income, including realized gains and losses on currency hedges, to our segment results.
Our All Other Businesses reportable segment includes businesses that have operating losses as they are in the early stage of investment relative to the scale of the underlying businesses, which may limit its comparability to other segments regarding segment EBITDA.
Our balance sheet information is not presented to the CODM on an allocated basis, and therefore we do not present asset information by segment. We do present other segment information to the CODM, which includes purchases of property, plant and equipment and capitalization of software and website development costs, and therefore include that information in the tables below.
Revenue by segment is based on the business-specific websites or sales channel through which the customer’s order was transacted. The following tables set forth revenue by reportable segments, as well as disaggregation of revenue by major geographic regions and reportable segments.

	Year Ended June 30,
	2019	2018	2017
Revenue:
Vistaprint (1)	$1,508,322	$1,499,141	$1,346,121
PrintBrothers (2)	443,987	410,776	318,188
The Print Group (3)	325,872	320,473	270,425
National Pen (4)	348,409	333,266	112,712
All Other Businesses (5)	136,202	40,230	93,649
Total segment revenue	2,762,792	2,603,886	2,141,095
Inter-segment eliminations	(11,716)	(11,345)	(5,690)
Total consolidated revenue	$2,751,076	$2,592,541	$2,135,405

_____________________
(1) Vistaprint segment revenues include inter-segment revenue of $5,851, $5,631, and $5,690 for the years ended June 30, 2019, 2018 and 2017, respectively.
(2) PrintBrothers segment revenues include inter-segment revenue of $1,227 and $2,068 for the years ended June 30, 2019 and 2018, respectively. No inter-segment revenue was recognized for the year ended June 30, 2017.
(3) The Print Group segment revenues include inter-segment revenue of $796, and $690 for the years ended June 30, 2019 and 2018, respectively. No inter-segment revenue was recognized for the year ended June 30, 2017.
(4) National Pen segment revenues include inter-segment revenue of $3,729 and $2,956 for the years ended June 30, 2019 and 2018, respectively. No inter-segment revenue was recognized for the year ended June 30, 2017.
(5) All Other Businesses segment revenues include inter-segment revenue of $113 for the year ended June 30, 2019. No inter-segment revenue was recognized for the years ended June 30, 2018 and 2017. Our All Other Businesses segment includes the revenue from our fiscal 2019 acquisitions, VIDA and BuildASign, from July 2, 2018 and October 1, 2018, respectively, as well as the Albumprinter business for a portion of the year ended June 30, 2018 (the sale completion date of August 31, 2017).

	Year Ended June 30, 2019
	Vistaprint	PrintBrothers	The Print Group	National Pen	All Other	Total
North America	$1,040,928	$—	$—	$179,425	$112,215	$1,332,568
Europe	373,767	442,760	325,076	134,381	—	1,275,984
Other	87,776	—	—	30,874	23,874	142,524
Inter-segment	5,851	1,227	796	3,729	113	11,716
Total segment revenue	1,508,322	443,987	325,872	348,409	136,202	2,762,792
Less: inter-segment elimination	(5,851)	(1,227)	(796)	(3,729)	(113)	(11,716)
Total external revenue	$1,502,471	$442,760	$325,076	$344,680	$136,089	$2,751,076

	Year Ended June 30, 2018
	Vistaprint	PrintBrothers	The Print Group	National Pen	All Other	Total
North America	$1,013,775	$—	$2,136	$170,745	$1,717	$1,188,373
Europe	386,142	408,708	317,647	132,352	12,677	1,257,526
Other	93,593	—	—	27,213	25,836	146,642
Inter-segment	5,631	2,068	690	2,956	—	11,345
Total segment revenue	1,499,141	410,776	320,473	333,266	40,230	2,603,886
Less: inter-segment elimination	(5,631)	(2,068)	(690)	(2,956)	—	(11,345)
Total external revenue	$1,493,510	$408,708	$319,783	$330,310	$40,230	$2,592,541

	Year Ended June 30, 2017
	Vistaprint	PrintBrothers	The Print Group	National Pen	All Other	Total
North America	$917,125	$—	$2,063	$62,614	$—	$981,802
Europe	340,286	318,188	268,362	39,693	78,954	1,045,483
Other	83,020	—	—	10,405	14,695	108,120
Inter-segment	5,690	—	—	—	—	5,690
Total segment revenue	1,346,121	318,188	270,425	112,712	93,649	2,141,095
Less: inter-segment elimination	(5,690)	—	—	—	—	(5,690)
Total external revenue	$1,340,431	$318,188	$270,425	$112,712	$93,649	$2,135,405
The following table includes segment EBITDA by reportable segment, total income from operations and total income before income taxes.

	Year Ended June 30,
	2019	2018	2017
Segment EBITDA:
Vistaprint	$327,509	$291,271	$212,602
PrintBrothers	43,474	41,129	32,869
The Print Group	63,997	63,529	51,014
National Pen (1)	17,299	29,438	933
All Other Businesses	(6,317)	(10,603)	1,016
Total segment EBITDA	445,962	414,764	298,434
Central and corporate costs	(95,107)	(119,525)	(109,242)
Depreciation and amortization	(172,957)	(169,005)	(159,656)
Waltham, MA lease depreciation adjustment	4,120	4,120	4,120
Proceeds from insurance	—	(676)	(807)
Earn-out related charges	—	(2,391)	(40,384)
Share-based compensation related to investment consideration	(2,893)	(6,792)	(9,638)
Certain impairments and other adjustments (2)	(10,700)	(2,893)	(9,556)
Restructuring-related charges	(12,054)	(15,236)	(26,700)
Interest expense for Waltham, MA lease	7,236	7,489	7,727
Gain on purchase or sale of sale of subsidiary (3)	—	47,945	—
Total income from operations	163,607	157,800	(45,702)
Other income (expense), net	26,476	(21,032)	10,362
Interest expense, net	(63,171)	(53,043)	(43,977)
Loss on early extinguishment of debt	—	(17,359)	—
Income before income taxes	$126,912	$66,366	$(79,317)

___________________
(1) During the first quarter of fiscal 2019, we adopted ASC 606, Revenue from Contracts with Customers, which is the new revenue standard described in Note 2 of the accompanying consolidated financial statements. We applied the new standard under the modified retrospective method, in which we did not apply the new standard to the prior comparable period. The adoption of the new standard had a positive impact on operating income and adjusted EBITDA of $295 for the year ended June 30, 2019, as compared to the prior comparative period. Direct mail advertising costs were previously capitalized and amortized over the customer response period (typically 3-4 months) and now costs are recognized when the direct mail is sent to the customers.
(2) Includes the impact of certain impairments of goodwill and other long-lived assets as defined by ASC 350 - "Intangibles - Goodwill and Other", as well as reserves recognized for loans as defined by ASC 326 - "Financial Instruments - Credit Losses."
(3) Includes the impact of the gain on the sale of Albumprinter that was recognized in general and administrative expense in our consolidated statement of operations during the year ended June 30, 2018.

	Year Ended June 30,
	2019	2018	2017
Depreciation and amortization:
Vistaprint	$69,001	$70,991	$69,715
PrintBrothers	22,108	25,005	22,159
The Print Group	29,437	34,594	33,914
National Pen	21,642	21,546	10,269
All Other Businesses	17,068	3,929	9,282
Central and corporate costs	14,515	12,940	13,061
Total depreciation and amortization	$173,771	$169,005	$158,400

	Year Ended June 30,
	2019	2018	2017
Purchases of property, plant and equipment:
Vistaprint	$32,820	$35,998	$40,544
PrintBrothers	3,521	6,469	3,312
The Print Group	7,908	9,743	11,563
National Pen	8,346	6,565	3,714
All Other Businesses	16,996	947	10,625
Central and corporate costs	972	1,208	4,399
Total purchases of property, plant and equipment	$70,563	$60,930	$74,157

	Year Ended June 30,
	2019	2018	2017
Capitalization of software and website development costs:
Vistaprint	$27,345	$26,685	$24,431
PrintBrothers	1,787	1,836	2,658
The Print Group	2,327	2,174	1,515
National Pen	3,624	1,482	—
All Other Businesses	2,948	445	761
Central and corporate costs	10,621	8,225	7,942
Total capitalization of software and website development costs	$48,652	$40,847	$37,307

Enterprise Wide Disclosures

The following tables set forth revenues by geographic area and groups of similar products and services:

	Year Ended June 30,
	2019	2018	2017
United States	$1,361,438	$1,078,544	$901,061
Germany (1)	367,375	340,881	256,069
Other (2)	1,022,263	1,173,116	978,275
Total revenue	$2,751,076	$2,592,541	$2,135,405

	Year Ended June 30,
	2019	2018	2017
Physical printed products and other (3)	$2,700,167	$2,537,201	$2,076,564
Digital products/services	50,909	55,340	58,841
Total revenue	$2,751,076	$2,592,541	$2,135,405
__________________
(1) Our revenues within the German market exceeded 10% of our total consolidated revenue. Therefore we have presented Germany as a significant geographic area.
(2) Our other revenue includes the Netherlands, our country of domicile.
(3) Other revenue includes miscellaneous items which account for less than 1% of revenue.
The following table sets forth long-lived assets by geographic area:

	June 30, 2019	June 30, 2018
Long-lived assets (1):
Netherlands	$73,601	$109,556
Canada	73,447	81,334
United States	57,118	45,709
Switzerland	57,488	52,523
Italy	43,203	42,514
Jamaica	21,267	21,720
Australia	20,749	22,418
France	18,533	20,131
Japan	17,768	19,117
Other	79,006	67,842
Total	$462,180	$482,864
___________________
(1) Excludes goodwill of $718,880 and $520,843, intangible assets, net of $262,701 and $230,201, build-to-suit lease assets of $124,408 and $111,926, and deferred tax assets of $59,906 and $67,087 as of June 30, 2019 and June 30, 2018, respectively.